Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets:
Cash and cash equivalents	¥ 4,354,275		¥ 3,529,679	¥ 4,434,525	$ 622,653
Short-term investments	314,819		941,610		45,019
Accounts receivable, net	2,522,668		2,191,178		360,737
Licensed copyrights, net	447,507		388,718		63,993
Prepayments and other assets	2,406,222		2,192,928		344,085
Total current assets	10,290,295		9,527,236		1,471,494
Non-current assets:
Fixed assets, net	903,427		877,982		129,188
Long-term investments	1,773,309		2,108,477		253,580
Licensed copyrights, net	5,962,954		6,930,053		852,691
Produced content, net	14,578,037		14,707,869		2,084,632
Operating lease assets	489,720		609,832		70,029
Goodwill	3,820,823		3,820,823		546,370
Total non-current assets	36,391,440		36,233,289		5,203,907
Total assets	46,681,735		45,760,525		6,675,401
Current liabilities:
Customer advances and deferred revenue	4,160,459		4,403,686		594,938
Short-term loans	2,493,100		3,786,901		356,500
Long-term loans, current portion	738,391		167,987		105,589
Operating lease liabilities, current portion	84,174		96,675		12,037
Total current liabilities	22,067,307		21,477,333		3,155,584
Non-current liabilities:
Long-term loans	3,368,876		1,036,835		481,743
Operating lease liabilities	340,256		461,974		48,656
Total non-current liabilities	11,305,502		10,909,428		1,616,665
Revenues	27,291,300	$ 3,902,604	29,225,238	31,872,651
Cost of revenues	(21,542,347)	(3,080,515)	(21,953,582)	(23,102,492)
Net income/ (loss)	(204,043)	(29,178)	790,589	1,952,554
Net cash provided by/(used for) operating activities	105,801	15,131	2,110,057	3,351,600
Net cash (used for)/provided by investing activities	(327,435)	(46,822)	(2,444,870)	(1,739,515)
Net cash provided by/(used for) financing activities	1,064,434	152,213	(1,370,121)	(4,285,072)
Variable Interest Entities
Current assets:
Cash and cash equivalents	1,438,131		803,720		205,650
Short-term investments	281,692		738,561		40,281
Accounts receivable, net	2,406,133		2,117,491		344,072
Licensed copyrights, net	270,434		193,365		38,672
Prepayments and other assets	1,880,948		2,138,706		268,972
Total current assets	6,277,338		5,991,843		897,647
Non-current assets:
Fixed assets, net	562,349		607,502		80,415
Long-term investments	1,394,923		1,577,992		199,471
Licensed copyrights, net	1,407,960		1,656,880		201,336
Produced content, net	13,942,621		13,418,428		1,993,768
Operating lease assets	377,643		486,719		54,002
Goodwill	2,345,466		2,345,466		335,397
Others	1,975,616		1,156,455		282,509
Total non-current assets	22,006,578		21,249,442		3,146,898
Total assets	28,283,916		27,241,285		4,044,545
Current liabilities:
Accounts payable	3,879,760		3,422,348		554,798
Customer advances and deferred revenue	3,947,934		4,212,168		564,547
Short-term loans	996,608		1,433,031		142,513
Long-term loans, current portion	662,656		63,997		94,759
Operating lease liabilities, current portion	66,347		78,079		9,487
Accrued expenses and other liabilities	2,890,603		3,226,119		413,351
Total current liabilities	12,443,908		12,435,742		1,779,455
Non-current liabilities:
Long-term loans	3,070,772		935,455		439,115
Operating lease liabilities	319,955		433,549		45,753
Other non-current liabilities	865,836		980,001		123,813
Total non-current liabilities	4,256,563		2,349,005		608,681
Amounts due to the Company and its subsidiaries	19,244,158		19,093,453		2,751,878
Total liabilities	35,944,629		33,878,200		$ 5,140,014
Revenues	24,357,765	3,483,114	27,576,488	29,783,468
Cost of revenues	(21,045,944)	(3,009,530)	(22,834,288)	(24,439,915)
Net income/ (loss)	(1,073,271)	(153,476)	492,482	824,015
Net cash provided by/(used for) operating activities	(732,605)	(104,761)	(2,024,567)	831,956
Net cash (used for)/provided by investing activities	292,859	41,878	(466,579)	251,794
Net cash provided by/(used for) financing activities	1,091,160	156,034	461,953	(141,212)
Variable Interest Entities | Third-Party
Non-current liabilities:
Revenues	24,030,973	3,436,383	27,218,410	29,432,773
Cost of revenues	(15,223,186)	(2,176,887)	(14,847,818)	(16,776,185)
Variable Interest Entities | Inter-Group
Non-current liabilities:
Revenues	326,792	46,731	358,078	350,695
Cost of revenues	¥ (5,822,758)	$ (832,643)	¥ (7,986,470)	¥ (7,663,730)